Organization and Business Operations	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Business Operations

Note 1 - Organization and Business Operations

Organization and General

EUDA Health Holdings Limited, which until November 17, 2022 was known as 8i Acquisition 2 Corp. (the “Company”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business were not limited to a particular industry or geographic location (excluding China). The Articles of Association prohibited the Company from undertaking the Initial Business Combination with any entity that conducts a majority of its business or is headquartered in China (including Hong Kong and Macau).

As of October 31, 2022, the Company had not yet commenced any operations. All activity for the period from January 21, 2021 (inception) through October 31, 2022 relates to the Company’s organizational activities and the initial public offering (the “IPO”) described below. The Company will not generate any operating revenues until after the completion of the Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and interest income on investments held in Trust Account (as defined below) from the proceeds derived from the IPO.

Following the quarter ended October 31, 2022, on November 17, 2022 (the “Closing Date”), EUDA Health Limited, a British Virgin Islands business company, consummated a business combination with the Company (the “Business Combination”). The Business Combination was effected by the purchase by the Company of all of the issued and outstanding shares of EUDA Health Limited, resulting in EUDA Health Limited becoming a wholly owned subsidiary of the Company. At the time of the Business Combination, the Company changed its name from “8i Acquisition 2 Corp.” to “EUDA Health Holdings Limited.” Thus, the financial statements for the quarter ended October 31, 2022 are in the name of 8i Acquisition 2 Corp.

The Company has selected July 31 as its fiscal year end.

The Company had 12 months from the closing of the IPO (or up to 18 months, with extension of two times by an additional three months each time) to consummate an Initial Business Combination (the “Combination Period”).

For the period from January 21, 2021 (inception) to April 11, 2021, the Company was sponsored by 8i Holdings Limited, a Limited Liability Exempted Company incorporated in the Cayman Islands on November 24, 2017. On April 12, 2021, 8i Holdings Limited transferred their founder shares (as defined below) to 8i Holdings 2 Pte Ltd (the “Sponsor”), a Singapore Limited Liability Company incorporated on April 1, 2021.

The Trust Account

Upon the closing of the IPO and the private placement, $86,250,000 was placed in a trust account (the “Trust Account”) with American Stock Transfer & Trust Company, LLC acting as trustee.

The funds held in the Trust Account were invested only in United States government treasury bills, bonds or notes having a maturity of 180 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 and that invest solely in United States government treasuries. The proceeds were released from the Trust Account upon the completion of the Business Combination on November 17, 2022.

Business Combination

On April 11, 2022, the Company entered into a Share Purchase Agreement (the “SPA”) with EUDA Health Limited, a British Virgin Islands business company (“EUDA Health” or “EUDA”), Watermark Developments Limited, a British Virgin Islands business company (the “Seller”) and Kwong Yeow Liew, acting as Representative of the Indemnified Parties (the “Indemnified Party Representative”). Pursuant to the terms of the SPA, the Business Combination between the Company and EUDA Health was effected through the purchase by the Company of all of the issued and outstanding shares of EUDA Health from the Seller (the “Share Purchase”).

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Mr. Meng Dong (James) Tan, the Company’s then Chief Executive Officer and Chairman of the Company’s board of directors, had at the time, 10.0% of the equity interests of the Seller. At the time of the closing of Business Combination, Mr. Tan held a 33.3% ownership stake in the Seller. The Company received a fairness opinion from EverEdge Global to the effect that the purchase price to be paid by the Company for the shares of EUDA Health pursuant to the SPA was fair to the Company from a financial point of view (the “Fairness Opinion”).

On November 17, 2022, the Company completed the closing of the Business Combination with EUDA Health Limited.

Liquidity and Capital Resources

At October 31, 2022 and July 31, 2022, the Company had $265,852 and $193,546 in cash, and working deficit of $1,706,946 and $1,408,615, respectively, (excluding deferred underwriting commissions and investments held in Trust Account).

The registration statement for the Company’s IPO (as described in Note 3) was declared effective on November 22, 2021. On November 24, 2021, the Company consummated the IPO of 8,625,000 units (include the exercise of the over-allotment option by the underwriters in the IPO) at $10.00 per unit (the “Public Units’), generating gross proceeds of $86,250,000. Each Unit consisted of one ordinary share, one redeemable warrant (each a “Warrant”, and, collectively, the “Warrants”), and one right to receive one-tenth of an ordinary share upon the consummation of an Initial Business Combination.

Simultaneously with the IPO, the Company sold to Mr. Meng Dong (James) Tan 292,250 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $2,922,500, which is described in Note 4.

Offering costs amounted to $5,876,815 consisting of $1,725,000 of underwriting fees, $3,018,750 of deferred underwriting commissions, $649,588 of other offering costs and an excess of fair value of the underwriter’s purchase option of $483,477. Except for the $100 for the Unit Purchase Option and $25,000 of subscription of ordinary shares (as defined in Note 7), the Company received net proceeds of $87,114,830 from the IPO and the private placement.

On January 21, 2021 and February 5, 2021, the Company issued an aggregate of 1,437,500 ordinary shares to 8i Holding Limited, which were subsequently sold to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.017 per share. On June 14, 2021, the Sponsor transferred 15,000 founder shares in the aggregate to the directors for nominal consideration. On October 25, 2021, the Company issued an additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company had until November 24, 2022 (absent any extensions of such period by the Sponsor, pursuant to the terms described above) to consummate the proposed Business Combination. Prior to the Business Combination, management determined that the mandatory liquidation, should an Initial Business Combination not occur, and potential subsequent dissolution, raised substantial doubt about the Company’s ability to continue as a going concern. However, the Business Combination was consummated on November 17, 2022.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Note 1 - Organization and Business Operations

Organization and General

8i Acquisition 2 Corp. (the “Company”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business will not be limited to a particular industry or geographic location (excluding China). The Articles of Association prohibit the Company from undertaking the initial business combination with any entity that conducts a majority of its business or is headquartered in China (including Hong Kong and Macau).

As of July 31, 2022, the Company had not yet commenced any operations. All activity for the period from January 21, 2021 (inception) through July 31, 2022 relates to the Company’s organizational activities and the initial public offering (the “IPO”) described below. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company has selected July 31 as its fiscal year end.

The Company will have 12 months from the closing of the IPO (or up to 18 months, with extension of two times by an additional three months each time) to consummate a Business Combination (the “Combination Period”). If the Company fails to consummate a Business Combination within the Combination Period, it will trigger its automatic winding up, liquidation and subsequent dissolution pursuant to the terms of the Company’s amended and restated memorandum and articles of association. As a result, this has the same effect as if the Company had formally gone through a voluntary liquidation procedure under the Companies Law. Accordingly, no vote would be required from the Company’s shareholders to commence such a voluntary winding up, liquidation and subsequent dissolution.

For the period from January 21, 2021 (inception) to April 11, 2021, the Company was sponsored by 8i Holdings Limited, a Limited Liability Exempted Company incorporated in the Cayman Islands on November 24, 2017. On April 12, 2021, 8i Holdings Limited transferred their founder shares (as defined below) to 8i Holdings 2 Pte Ltd (the “Sponsor”), a Singapore Limited Liability Company incorporated on April 1, 2021.

The Trust Account

Upon the closing of the IPO and the private placement, $86,250,000 was placed in a trust account (the “Trust Account”) with American Stock Transfer & Trust Company, LLC acting as trustee.

The funds held in the Trust Account will be invested only in United States government treasury bills, bonds or notes having a maturity of 180 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 and that invest solely in United States government treasuries. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s liquidation.

Business Combination

On April 11, 2022, the Company entered into a Share Purchase Agreement (the “SPA”) with Euda Health Limited, a British Virgin Islands business company (“EUDA Health”), Watermark Developments Limited, a British Virgin Islands business company (the “Seller”) and Kwong Yeow Liew, acting as Representative of the Indemnified Parties (the “Indemnified Party Representative”). Pursuant to the terms of the SPA, a business combination between the Company and EUDA Health will be effected through the purchase by the Company of all of the issued and outstanding shares of EUDA Health from the Seller (the “Share Purchase”).

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

The Company’s board of directors have (i) approved and declared advisable the SPA, the Share Purchase and the other transactions contemplated thereby, and (ii) resolved to recommend approval of the SPA and related transactions by the shareholders of the Company.

Mr. Meng Dong (James) Tan, the Company’s Chief Executive Officer and Chairman of the Company’s board of directors, had at the time, 10.0% of the equity interests of the Seller. Mr. Tan currently holds a 33.3% ownership stake in the Seller. The Company received a fairness opinion from EverEdge Global to the effect that the purchase price to be paid by the Company for the shares of EUDA Health pursuant to the SPA is fair to the Company from a financial point of view (the “Fairness Opinion”).

In connection with the closing of the transactions under the SPA, the current officers and directors of EUDA Health will become the Company’s officers and directors. The Company’s sponsor, 8i Holdings 2 Pte. Ltd. (the “Sponsor”), will have the right to nominate one director to serve as an independent director on the post-closing board of director.

Liquidity and Capital Resources

At July 31, 2022 and 2021, the Company had $193,546 and nil in cash and working capital/(deficit) of $(1,408,615) and $(218,797) (excluding deferred underwriting commissions and deferred offering costs), respectively.

The registration statement for the Company’s IPO (as described in Note 3) was declared effective on November 22, 2021. On November 24, 2021, the Company consummated the IPO of 8,625,000 units (include the exercise of the over-allotment option by the underwriters in the IPO) at $10.00 per unit (the “Public Units’), generating gross proceeds of $86,250,000. Each Unit consists of one ordinary share, one redeemable warrant (each a “Warrant”, and, collectively, the “Warrants”), and one right to receive one-tenth of an ordinary share upon the consummation of an Initial Business Combination.

Simultaneously with the IPO, the Company sold to Mr. Meng Dong (James) Tan 292,250 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $2,922,500, which is described in Note 4.

Offering costs amounted to $5,876,815 consisting of $1,725,000 of underwriting fees, $3,018,750 of deferred underwriting fees, $649,588 of other offering costs and an excess of fair value of the underwriter’s purchase option of $483,477. Except for the $100 for the Unit Purchase Option and $25,000 of subscription of ordinary shares (as defined in Note 7), the Company received net proceeds of $87,114,830 from the IPO and the private placement.

On January 21, 2021 and February 5, 2021, the Company issued an aggregate of 1,437,500 ordinary shares to 8i Holding Limited, which have been subsequently sold to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.017 per share. On June 14, 2021, the Sponsor transferred 15,000 founder shares in the aggregate to the directors for nominal consideration. On October 25, 2021, the Company issued an additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until November 24, 2022 (absent any extensions of such period by the Sponsor, pursuant to the terms described above) to consummate the proposed Business Combination. It is uncertain that the Company will be able to consummate the proposed Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 24, 2022. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by November 24, 2022.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Business Operations

Note 1– Nature of business and organization

EUDA Health Limited (“EHL” or the “Company”) is a holding company incorporated on June 8, 2021, under the laws of British Virgin Islands (“BVI”). The Company has no substantive operations other than holding all of the outstanding shares of its subsidiaries through a reverse recapitalization.

The Company, through its subsidiaries, operates its business in two segments, 1) engaged in the healthcare specialty group (other than general practice) business offering range of specialty care services to patients, and engaged in the medical facility general practice clinic that provides holistic care for various illnesses, and 2) engaged in the property management service that services shopping malls, business office building, or residential apartments.

Reorganization under EHL

On August 3, 2021, EHL completed a reverse recapitalization (“Reorganization”) under common control of its then existing shareholders, who collectively owned all of the equity interests of Kent Ridge Health Private Limited (“KRHPL”), a holding company incorporated under the laws of the Singapore prior to the Reorganization, through the following transaction.

●	On July 24, 2021, EHL acquired 100% of the equity interests in Kent Ridge Healthcare Singapore Private Limited (“KRHSG”) through KRHPL for consideration of SG$1.0.
●	On July 24, 2021, EHL acquired 100% of the equity interests in EUDA Private Limited (“EUDA PL”) through KRHPL for consideration of SG$1.0.
●	On August 1, 2021, Kent Ridge Health Limited (“KRHL”), EHL’s wholly owned subsidiary, acquired 100% of the equity interests in Super Gateway Group Limited (“SGGL”) through KRHPL for consideration of SG$1.0.
●	On August 3, 2021, EHL acquired 100% of the equity interests in Singapore Emergency Medical Assistance Private Limited (“SEMA”) through KRHPL for no consideration.

Before and after the Reorganization, the Company, together with its subsidiaries (as indicated above), is effectively controlled by the same shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

Reorganization under KRHPL

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“KRHSG Agreement”) with the sole shareholder of KRHSG who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the KRHSG Agreement, KRHPL will acquire 100% of the equity interests in KRHSG (“Reorganization of KRHSG”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since KRHSG and KRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of KRHSG are prepared on the basis as if the restructuring of KRHSG became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of EHL.

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“EUDA PL Agreement”) with the sole shareholder of EUDA PL who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the EUDA PL Agreement, KRHPL will acquire 100% of the equity interests in EUDA PL (“Reorganization of EUDA PL”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since EUDA PL and LRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of EUDA PL are prepared on the basis as if the restructuring of EUDA PL became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of EHL.

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“SEMA Agreement”) with the sole shareholder of SEMA who is effectively controlled by the same shareholders of KRHPL on December 31, 2019. Pursuant to the SEMA PL Agreement, KRHPL will acquire 100% of the equity interests in SEMA (“Reorganization of SEMA”) for no consideration. SEMA is a holding company and has no operations prior to December 31, 2019.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The accompanying consolidated financial statements reflect the activities of EHL and each of the following entities:

Name		Background	Ownership
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)	● ● ●	A Singapore company Incorporated on November 9, 2017 Multi-care specialty group offering range of specialty care services to patients.	100% owned by EHL
EUDA Private Limited (“EUDA PL”)	● ● ●	A Singapore company Incorporated on April 13, 2018 A digital health company that provides a platform to serve the healthcare industry	100% owned by EHL
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)	● ● ●	A Vietnam company Incorporated on May 2, 2019 A Research and Development Company	100% owned by EUDA PL
Singapore Emergency Medical Assistance Private Limited (“SEMA”)	● ● ●	A Singapore company Incorporated March 18, 2019 A holding company	100% owned by EHL
The Good Clinic Private Limited (“TGC”)(1)	● ● ●	A Singapore company Incorporated on April 8, 2020 Medical facility general practice clinic that provides holistic care for various illnesses	100% owned by SEMA
EUDA Doctor Private Limited (“ED PL”)	● ● ● ●

A Singapore company

Incorporated on December 1, 2021

A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals

Operation has not been commenced

100% owned by EHL
Kent Ridge Hill Private Limited (“KR Hill PL”)	● ● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products Operation has not been commenced	100% owned by EHL
Kent Ridge Health Limited (“KRHL”)	● ● ●	A British Virgin Islands company Incorporated on June 8, 2021 A holding company	100% owned by EHL
Zukitech Private Limited (“Zukitech”) (“ZKT PL”)	● ● ●	A Singapore company Incorporated on June 13, 2019 A holding company	100% owned by KRHL
Super Gateway Group Limited (“SGGL”)	● ● ●	A British Virgin Islands company Incorporated on April 18, 2008 A holding company	100% owned by KRHL
Universal Gateway International Pte. Ltd. (“UGI”)	● ● ● ●	A Singapore company Incorporated on September 30, 2000 Registered capital of RMB 5,000,000 A holding company	98.3% owned by SGGL
Melana International Pte. Ltd. (“Melana”)	● ● ●	A Singapore company Incorporated on September 9, 2000 Property management service that services shopping malls, business office building, or residential apartments	100% owned by UGI
Tri-Global Security Pte. Ltd. (“Tri-Global”)	● ● ●	A Singapore company Incorporated on August 10, 2000 Property security service that services shopping malls, business office building, or residential apartments	100% owned by UGI
UG Digitech Private Limited (“UGD”)	● ● ●	A Singapore company Incorporated on August 16, 2001 A holding company	100% owned by UGI

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Name		Background	Ownership
Nosweat Fitness Company Private Limited (“NFC”)	● ● ● ●	A Singapore company Incorporated on July 6, 2021 A virtual personal training platform for fitness enthusiasts Operation has not been commenced	100% owned by KRHL
True Cover Private Limited (“TCPL”)	● ● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B e-claims healthcare insurance platform Operation has not been commenced	100% owned by KRHL
UG Digital Sdn. Bhd. (“UGDSB”)(2)	● ● ●	A Malaysian company Incorporated on May 23, 2003 Sales of security system products	100% owned by UGD prior to November 4, 2020 and 40% thereafter
KR Digital Pte. Ltd. (“KR Digital”) (3)	● ● ● ●	A Singapore company Incorporated on December 29, 2021 Development of software and applications Operation has not been commenced	100% owned by KRHL
Zukihealth Sdn. Bhd. (“Zukihealth”) (3)	● ● ●	A Malaysian company Incorporated on February 15, 2018 Distribution of health care supplement products	100% owned by KR Digital
	●	Operation has not been commenced

(1)	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 5).

(2)	On November 4, 2020, UGD, the Company’s 98.3% indirectly owned subsidiary, sold 60% of the equity interests in UGDSB to two individuals, one unrelated third party and one related party who had 26% ownership in KRHPL, for a total consideration of MYR 2.0 (see Note 5).

(3)	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.

Recent development

Share Purchase Agreement

On April 11, 2022, the Company entered into a Share Purchase Agreement (the “SPA”) with 8i Acquisition 2 Corp. (“8i Acquisition”), a British Virgin Islands company for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. Pursuant to the terms of the SPA, a business combination between the Company and 8i Acquisition will be effected through the issuance of 8i Acquisition’s ordinary shares to the Company’s existing shareholders in exchange of all of Company’s outstanding ordinary shares (the “Share Purchase”) based on the purchase price as discussed below. Upon the closing of the SPA, the business combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, 8i Acquisition will be treated as the “acquired” company and the Company will be treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the business combination will be treated as the equivalent of the Company issuing shares for the net assets of 8i Acquisition, accompanied by a recapitalization. The net assets of 8i Acquisition will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of the Company.

Mr. Meng Dong (James) Tan, who owns 33.3% of the equity interests of the Company through Watermark Developments Limited (“Seller”), the sole shareholder of the Company, is the Chief Executive Officer and Chairman of 8i Acquisition’s board of directors. 8i Acquisition received a fairness opinion from EverEdge Global to the effect that the purchase price to be paid by 8i Acquisition for the shares of the Company pursuant to the SPA is fair to 8i Acquisition from a financial point of view (the “Fairness Opinion”).

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

In connection with the closing of the transactions under the SPA, the current officers and directors of the Company will become 8i Acquisition’s officers and directors.

On May 30, 2022, Amendment No. 1 (the “Amendment”) was made to the SPA. Pursuant to the Amendment, 8i Acquisition shall have completed its financial, operational and legal due diligence review of the Company (the Due Diligence Review”) on or before June 15, 2022, and be satisfied with the results of the Due Diligence Review. If 8i Acquisition has not notified Watermark Developments limited, a British Virgin Islands business company (the “Seller”) in writing that it is not satisfied with the results of its Due Diligence Review by close of business, New York time, on June 15, 2022, the closing condition of Section 9.2(j) from the SPA shall lapse without the necessity of any further action by the parties.”

On June 10, 2022, the Company, the Seller, and 8i Acquisition entered into a second amendment of the SPA (the “Second Amendment”).

Initial Consideration

Pursuant to the Second Amendment, the initial consideration to be paid at closing (the “Closing”) of the Share Purchase (the “Initial Consideration”) by 8i Acquisition to Seller for the Share Purchase will be adjusted to an amount equal to $140,000,000. The Initial Consideration will be payable in ordinary shares of 8i Acquisition, no par value, (the “Purchaser Shares”) valued at $10.00 per share. To secure Seller’s obligations under the indemnification provisions of the SPA, 1,400,000 Purchaser Shares (the “Indemnification Escrow Shares”) shall be withheld from the Purchaser Shares payable at Closing, and be delivered to American Stock Transfer & Trust Company, as Escrow Agent, and held by the Escrow Agent pursuant to an escrow agreement, by and among 8i Acquisition, Seller, and the Indemnified Party Representative.

Earnout Payments

Pursuant to the Second Amendment, in addition to the Initial Consideration, the Seller may also receive up to 4,000,000 additional Purchaser Shares as an earnout payment (the “Earnout Shares”) if, during the period beginning on the date of Closing and ending on December 31, 2024, the volume-weighted average price of Purchaser Shares (the “Purchaser Share Price”) equals or exceeds any of four thresholds over any 20 trading days within a 30-day trading period under the terms and conditions set forth in the SPA and related transaction documents:

● The Seller will be issued 1,000,000 additional Purchaser Shares if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Purchaser Share Price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date;

● The Seller will be issued 1,000,000 additional Purchaser Shares if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Purchaser Share Price is equal to or greater than Twenty Dollars ($20.00);

● The Seller will be issued 1,000,000 additional Purchaser Shares if the consolidated audited financial statements of the Company for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that the Company has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to the Company of at least $3,600,000.

● The Seller will be issued 1,000,000 additional Purchaser Shares if the consolidated audited financial statements of the Company for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that the Company has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to the Company of at least $10,100,000.

Note 1– Nature of business and organization

EUDA Health Limited (“EHL” or the “Company”) is a holding company incorporated on June 8, 2021, under the laws of British Virgin Islands (“BVI”). The Company has no substantive operations other than holding all of the outstanding shares of its subsidiaries through a reverse recapitalization.

The Company, through its subsidiaries, operates its business in two segments, 1) engaged in the healthcare specialty group (other than general practice) business offering range of specialty care services to patients, and engaged in the medical facility general practice clinic that provides holistic care for various illnesses, and 2) engaged in the property management service that services shopping malls, business office building, or residential apartments.

Reorganization under EHL

On August 3, 2021, EHL completed a reverse recapitalization (“Reorganization”) under common control of its then existing shareholders, who collectively owned all of the equity interests of Kent Ridge Health Private Limited (“KRHPL”), a holding company incorporated under the laws of the Singapore prior to the Reorganization, through the following transaction.

●	On July 24, 2021, EHL acquired 100% of the equity interests in Kent Ridge Healthcare Singapore Private Limited (“KRHSG”) through KRHPL for consideration of SG$1.0.
●	On July 24, 2021, EHL acquired 100% of the equity interests in EUDA Private Limited (“EUDA PL”) through KRHPL for consideration of SG$1.0.
●	On August 1, 2021, Kent Ridge Health Limited (“KRHL”), EHL’s wholly owned subsidiary, acquired 100% of the equity interests in Super Gateway Group Limited (“SGGL”) through KRHPL for consideration of SG$1.0.
●	On August 3, 2021, EHL acquired 100% of the equity interests in Singapore Emergency Medical Assistance Private Limited (“SEMA”) through KRHPL for no consideration.

Before and after the Reorganization, the Company, together with its subsidiaries (as indicated above), is effectively controlled by the same shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements in accordance with ASC 805-50-45-5.

Reorganization under KRHPL

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“KRHSG Agreement”) with the sole shareholder of KRHSG who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the KRHSG Agreement, KRHPL will acquire 100% of the equity interests in KRHSG (“Reorganization of KRHSG”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since KRHSG and KRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of KRHSG are prepared on the basis as if the restructuring of KRHSG became effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements of EHL.

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“EUDA PL Agreement”) with the sole shareholder of EUDA PL who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the EUDA PL Agreement, KRHPL will acquire 100% of the equity interests in EUDA PL (“Reorganization of EUDA PL”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since EUDA PL and LRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of EUDA PL are prepared on the basis as if the restructuring of EUDA PL became effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements of EHL.

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“SEMA Agreement”) with the sole shareholder of SEMA who is effectively controlled by the same shareholders of KRHPL on December 31, 2019. Pursuant to the SEMA PL Agreement, KRHPL will acquire 100% of the equity interests in SEMA (“Reorganization of SEMA”) for no consideration. SEMA is a holding company and has no operations prior to December 31, 2019.

The accompanying consolidated unaudited condensed financial statements reflect the activities of EHL and each of the following entities:

Name		Background	Ownership
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)	● ● ●	A Singapore company Incorporated on November 9, 2017 Multi-care specialty group offering range of specialty care services to patients.	100% owned by EHL
EUDA Private Limited (“EUDA PL”)	● ● ●	A Singapore company Incorporated on April 13, 2018 A digital health company that provides a platform to serve the healthcare industry	100% owned by EHL
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)	● ● ●	A Vietnam company Incorporated on May 2, 2019 A Research and Development Company	100% owned by EUDA PL
Singapore Emergency Medical Assistance Private Limited (“SEMA”)	● ● ●	A Singapore company Incorporated March 18, 2019 A holding company	100% owned by EHL
The Good Clinic Private Limited (“TGC”)(1)	● ● ●	A Singapore company Incorporated on April 8, 2020 Medical facility general practice clinic that provides holistic care for various illnesses	100% owned by SEMA
EUDA Doctor Private Limited (“ED PL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals	100% owned by EHL
	●	Operation has not been commenced
Kent Ridge Hill Private Limited (“KR Hill PL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products	100% owned by EHL
	●	Operation has not been commenced
Kent Ridge Health Limited (“KRHL”)	● ● ●	A British Virgin Islands company Incorporated on June 8, 2021 A holding company	100% owned by EHL
Zukitech Private Limited (“Zukitech”) (“ZKT PL”)	● ● ●	A Singapore company Incorporated on June 13, 2019 A holding company	100% owned by KRHL
Super Gateway Group Limited (“SGGL”)	● ● ●	A British Virgin Islands company Incorporated on April 18, 2008 A holding company	100% owned by KRHL
Universal Gateway International Pte. Ltd. (“UGI”)	● ● ● ●	A Singapore company Incorporated on September 30, 2000 Registered capital of RMB 5,000,000 A holding company	98.3% owned by SGGL

Name		Background	Ownership
Melana International Pte. Ltd. (“Melana”)	● ● ●	A Singapore company Incorporated on September 9, 2000 Property management service that services shopping malls, business office building, or residential apartments	100% owned by UGI
Tri-Global Security Pte. Ltd. (“Tri-Global”)	● ● ●	A Singapore company Incorporated on August 10, 2000 Property security service that services shopping malls, business office building, or residential apartments	100% owned by UGI
UG Digitech Private Limited (“UGD”)	● ● ●	A Singapore company Incorporated on August 16, 2001 A holding company	100% owned by UGI
Nosweat Fitness Company Private Limited (“NFC”)	● ● ●	A Singapore company Incorporated on July 6, 2021 A virtual personal training platform for fitness enthusiasts	100% owned by KRHL
	●	Operation has not been commenced
True Cover Private Limited (“TCPL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B e-claims healthcare insurance platform	100% owned by KRHL
	●	Operation has not been commenced
KR Digital Pte. Ltd. (“KR Digital”) (2)	● ● ●	A Singapore company Incorporated on December 29, 2021 Development of software and applications	100% owned by KRHL
	●	Operation has not been commenced
Zukihealth Sdn. Bhd. (“Zukihealth”) (2)	● ● ●	A Malaysian company Incorporated on February 15, 2018 Distribution of health care supplement products	100% owned by KR Digital
	●	Operation has not been commenced

(1)	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 4).

(2)	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.

Recent development

Share Purchase Agreement

On April 11, 2022, the Company entered into a Share Purchase Agreement (the “SPA”) with 8i Acquisition 2 Corp. (“8i Acquisition”), a British Virgin Islands company for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. Pursuant to the terms of the SPA, a business combination between the Company and 8i Acquisition will be effected through the issuance of 8i Acquisition’s ordinary shares to the Company’s existing shareholders in exchange of all of Company’s outstanding ordinary shares (the “Share Purchase”) based on the purchase price as discussed below. Upon the closing of the SPA, the business combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, 8i Acquisition will be treated as the “acquired” company and the Company will be treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the business combination will be treated as the equivalent of the Company issuing shares for the net assets of 8i Acquisition, accompanied by a recapitalization. The net assets of 8i Acquisition will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of the Company.

Mr. Meng Dong (James) Tan, who owns 33.3% of the equity interests of the Company through Watermark Developments Limited (“Seller”), the sole shareholder of the Company, is the Chief Executive Officer and Chairman of 8i Acquisition’s board of directors. 8i Acquisition received a fairness opinion from EverEdge Global to the effect that the purchase price to be paid by 8i Acquisition for the shares of the Company pursuant to the SPA is fair to 8i Acquisition from a financial point of view (the “Fairness Opinion”).

In connection with the closing of the transactions under the SPA, the current officers and directors of the Company will become 8i Acquisition’s officers and directors.

On May 30, 2022, Amendment No. 1 (the “Amendment”) was made to the SPA. Pursuant to the Amendment, 8i Acquisition shall have completed its financial, operational and legal due diligence review of the Company (the Due Diligence Review”) on or before June 15, 2022, and be satisfied with the results of the Due Diligence Review. If 8i Acquisition has not notified Watermark Developments limited, a British Virgin Islands business company (the “Seller”) in writing that it is not satisfied with the results of its Due Diligence Review by close of business, New York time, on June 15, 2022, the closing condition of Section 9.2(j) from the SPA shall lapse without the necessity of any further action by the parties.”

On June 10, 2022, the Company, the Seller, and 8i Acquisition entered into a second amendment of the SPA (the “Second Amendment”).

Initial Consideration

Pursuant to the Second Amendment, the initial consideration to be paid at closing (the “Closing”) of the Share Purchase (the “Initial Consideration”) by 8i Acquisition to Seller for the Share Purchase will be adjusted to an amount equal to $140,000,000. The Initial Consideration will be payable in ordinary shares of 8i Acquisition, no par value, (the “Purchaser Shares”) valued at $10.00 per share. To secure Seller’s obligations under the indemnification provisions of the SPA, 1,400,000 Purchaser Shares (the “Indemnification Escrow Shares”) shall be withheld from the Purchaser Shares payable at Closing, and be delivered to American Stock Transfer & Trust Company, as Escrow Agent, and held by the Escrow Agent pursuant to an escrow agreement, by and among 8i Acquisition, Seller, and the Indemnified Party Representative.

Earnout Payments

Pursuant to the Second Amendment, in addition to the Initial Consideration, the Seller may also receive up to 4,000,000 additional Purchaser Shares as an earnout payment (the “Earnout Shares”) if, during the period beginning on the date of Closing and ending on December 31, 2024, the volume-weighted average price of Purchaser Shares (the “Purchaser Share Price”) equals or exceeds any of four thresholds over any 20 trading days within a 30-day trading period under the terms and conditions set forth in the SPA and related transaction documents:

● The Seller will be issued 1,000,000 additional Purchaser Shares if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Purchaser Share Price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date;

● The Seller will be issued 1,000,000 additional Purchaser Shares if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Purchaser Share Price is equal to or greater than Twenty Dollars ($20.00);

● The Seller will be issued 1,000,000 additional Purchaser Shares if the consolidated audited financial statements of the Company for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that the Company has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to the Company of at least $3,600,000.

● The Seller will be issued 1,000,000 additional Purchaser Shares if the consolidated audited financial statements of the Company for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that the Company has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to the Company of at least $10,100,000.

Completion of the Business Combination

On November 17, 2022, 8i Acquisition consummated the business combination contemplated by the SPA between 8i Acquisition, EHL, Watermark Developments Limited, a British Virgin Islands business company (“Watermark” or the “Seller”) and the sole owner of EHL, and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i Acquisition and EHL was effected by the purchase by 8i Acquisition of all of the issued and outstanding shares of EHL from the Seller (the “Share Purchase”), resulting in EHL becoming a wholly owned subsidiary of 8i Acquisition. In addition, in connection with the consummation of the Share Purchase, 8i Acquisition has changed its name to “EUDA Health Holdings Limited.”